Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ (33,926)	$ 15,745		$ (87,001)
Cash flows from operations reconciliation:
Depreciation, depletion and amortization	164,205	119,220		256,484
Accretion of asset retirement obligations	24,130	14,667		30,868
Income tax (benefit) expense	6,460	(97,997)		(136,951)
(Gain) loss on fair value adjustments of unsettled derivative financial instruments	77,630	80,117		189,030
Asset retirement costs	(10,341)	(4,300)		(8,375)
(Gain) loss on natural gas and oil properties and equipment	(64,073)	(7,210)		(25,678)
(Gain) loss on sale of equity interest	0	0		7,375
Unrealized (gain) loss on investment	(6,355)	(2,433)		4,013
Finance costs	98,169	60,581		137,643
Loss on early retirement of debt	39,485	10,649		14,753
Non-cash equity compensation	4,377	3,669		8,286
Working capital adjustments:
Change in trade receivables and other current assets	41,418	8,247		(27,555)
Change in other non-current assets	1,125	(2,920)		(923)
Change in trade and other payables and other current liabilities	(77,032)	(34,443)		(6,204)
Change in other non-current liabilities	60	125		1,319
Cash generated from operations	265,332	163,717		357,084
Cash paid for income taxes	(1,197)	(2,907)		(11,421)
Net cash provided by operating activities	264,135	160,810		345,663
Cash flows from investing activities:
Consideration for business acquisitions, net of cash acquired	(192,858)	0		0
Consideration for asset acquisitions	(49,989)	(176,653)		(288,489)
Proceeds from divestitures	69,625	9,933		59,048
Expenditures on natural gas and oil properties and equipment	(89,269)	(20,848)		(52,100)
Proceeds on disposals of natural gas and oil properties and equipment	3,471	4,470		9,675
Deferred consideration payments	0	(550)		(1,050)
Net cash used in investing activities	(259,020)	(183,648)		(272,916)
Cash flows from financing activities:
Repayment of borrowings	(1,928,017)	(1,076,897)		(1,653,489)
Proceeds from borrowings	2,201,133	1,238,348		1,844,768
Penalty on early retirement of debt	0	(1,751)		(1,751)
Cash paid for interest	(92,254)	(47,632)		(123,141)
Debt issuance cost	(30,574)	(13,988)		(20,267)
Increase in restricted cash	(18,999)	(16,523)	$ (16,523)
Decrease in restricted cash	21,588	3,952		12,658
Hedge modifications associated with ABS Notes	(171,134)	0		0
Proceeds from equity issuance, net	117,467	0		0
Proceeds from lease modifications	0	8,568		8,568
Principal element of lease payments	(9,714)	(6,411)		(14,343)
Dividends to shareholders	(39,824)	(54,967)		(83,864)
Distributions to non-controlling interest owners	(927)	(918)		(1,996)
Repurchase of shares by the EBT	(2,459)	(2,582)		(5,229)
Repurchase of shares	(33,648)	(6,631)		(15,901)
Net cash provided by (used in) financing activities	12,638	22,568		(70,510)
Net change in cash and cash equivalents	17,753	(270)		2,237
Cash and cash equivalents, beginning of period	5,990	3,753		3,753
Cash and cash equivalents, end of period	$ 23,743	$ 3,483		$ 5,990